DIGITAL ASSETS Q - Additional Detail Related to the Digital Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 2,529,700	$ 1,997,400
Digital intangible assets, current	3,186,098	2,547,581
Digital financial assets	369,649	359,665
Digital intangible assets, non-current	3,014	20,979
Total digital assets	3,558,761	2,928,225
Collateral posted with counterparties, digital asset and fiat borrowings	358,300	53,700
Digital assets associated with decentralized finance protocols, support borrowings	$ 120,700	$ 124,900
Debt instrument covenant loan to value ratio	80.00%	95.00%
Crypto Asset, Self-Custodied
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	$ 1,344,100	$ 1,480,900
Digital intangible assets, current	1,432,644	1,544,377
Digital financial assets	109,678	353,459
Digital intangible assets, non-current	2,098	75
Digital intangible assets	1,434,742	1,544,452
Digital financial assets	109,678	353,459
Total digital assets	1,544,420	1,897,911
Crypto Asset, Held With Third Parties
Crypto Asset, Holding [Line Items]
Digital intangible asset, fair value	682,200	451,400
Digital intangible assets, current	758,857	523,002
Digital financial assets	195,157	1,392
Digital intangible assets, non-current	916	20,904
Digital intangible assets	759,773	543,906
Digital financial assets	195,157	1,392
Total digital assets	954,930	545,298
Crypto Asset, Collateral Posted With Counterparties
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	503,205	85,874
Digital financial assets	0	0
Digital intangible assets, non-current	0	0
Total digital assets	503,205	85,874
Crypto Asset, Decentralized Finance Protocols
Crypto Asset, Holding [Line Items]
Digital intangible assets, current	491,392	394,328
Digital financial assets	64,814	4,814
Digital intangible assets, non-current	0	0
Total digital assets	$ 556,206	$ 399,142